PREPAID EXPENSES (Narrative) (Details) - CAD ($)	Nov. 30, 2022	Nov. 30, 2021
Disclosure Of Detail Information About Prepaid Expenses [Abstract]
Prepayment to related parties	$ 0	$ 5,513